March 2, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Emerging Technologies Fund
      File Nos. 333-32108 and 811-09845

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  the  Prospectuses and
Statements of Additional  Information dated February 28, 2005, for the Oppenheimer  Emerging
Technologies  Fund  do not  differ  from  those  filed  in the  most  recent  Post-Effective
Amendment No. 7, which was filed  electronically with the Securities and Exchange Commission on February 24, 2005.

If you have any  questions or comments  regarding  this filing,  we request that you address them to Nancy S. Vann, Vice President & Assistant  Counsel,  at 212-323-5089,  or via e-mail at nvann@oppenheimerfunds.com.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Assistant Vice President &
Associate Counsel

CC:   Ronald M. Feiman, Esq.
      Gloria La Fond